DISCONTINUED OPERATIONS - Condensed cash flows of lottery business related VIEs and Mining pool Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental disclosures of non-cash investing and financing activities:
Repayment of third-party borrowings in the form of cryptocurrencies			$ 6,523
Cryptocurrencies acquired in connection with business combination			73,184
Discontinued Operations | Variable Interest Entity, Primary Beneficiary
DISCONTINUED OPERATIONS
Net cash used in operating activities			(2,985)
Net cash provided by investing activities			953
Net cash used in financing activities			(26,955)
Effect of foreign exchange on cash			381
Esport - Win Limited | Mining pool operation
DISCONTINUED OPERATIONS
Net cash used in operating activities	$ (227)	$ (29,186)	4,518
Net cash provided by investing activities	(413)	34,354	364
Net cash used in financing activities	481	(6,461)	(3,687)
Effect of foreign exchange on cash	$ 115	$ 191	(16)
Supplemental disclosures of non-cash investing and financing activities:
Repayment of third-party borrowings in the form of cryptocurrencies			6,523
Cryptocurrencies acquired in connection with business combination			$ 73,184